Segment information, Operating Segments (Details) Dwt in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025 USD ($) Dwt	Jun. 30, 2024 USD ($) Dwt	Jun. 30, 2025 USD ($) Dwt	Jun. 30, 2024 USD ($) Dwt
Segment Reporting [Abstract]
Gross profit		$ 231,158	$ 417,359	$ 449,909	$ 796,161
Other operating income	[1]	8,090	10,675	17,079	20,499
Vessel operating expenses		(68,676)	(69,063)	(136,775)	(138,692)
Technical management expenses		(7,001)	(7,607)	(12,219)	(13,326)
Charter hire expenses		(8,154)	(11,663)	(16,776)	(21,193)
Profit before income tax		$ 77,995	$ 260,769	$ 142,604	$ 482,083
LR2 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		85,000	85,000	85,000	85,000
LR2 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		124,999	124,999	124,999	124,999
LR1 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		55,000	55,000	55,000	55,000
LR1 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		84,999	84,999	84,999	84,999
MR [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		40,000	40,000	40,000	40,000
MR [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		54,999	54,999	54,999	54,999
Handy [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		25,000	25,000	25,000	25,000
Handy [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		39,999	39,999	39,999	39,999
Operating Segments [Member]
Segment Reporting [Abstract]
Gross profit	[2]	$ 231,158	$ 417,359	$ 449,909	$ 796,161
Other operating income		6,079	8,215	13,075	14,671
Vessel operating expenses		(68,676)	(69,063)	(136,775)	(138,692)
Technical management expenses		(7,001)	(7,607)	(12,219)	(13,326)
Charter hire expenses		(8,154)	(11,663)	(16,776)	(21,193)
Adjusted EBITDA	[2]	153,406	337,241	297,214	637,621
Depreciation charge		(50,906)	(54,518)	(100,357)	(108,227)
Profit before income tax		102,500	282,723	196,857	529,394
Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Gross profit	[2],[3]	20,824	32,693	39,119	58,203
Other operating income	[3]	609	659	1,400	1,418
Vessel operating expenses	[3]	(4,041)	(3,633)	(7,881)	(7,957)
Technical management expenses	[3]	(490)	(530)	(774)	(875)
Charter hire expenses	[3]	0	0	0	0
Adjusted EBITDA	[2],[3]	16,902	29,189	31,864	50,789
Depreciation charge	[3]	(3,107)	(3,542)	(6,177)	(6,924)
Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Gross profit	[2],[4]	60,665	118,133	115,474	237,119
Other operating income	[4]	1,354	2,010	2,576	4,034
Vessel operating expenses	[4]	(17,040)	(16,228)	(33,250)	(33,422)
Technical management expenses	[4]	(1,773)	(2,082)	(2,936)	(3,494)
Charter hire expenses	[4]	(1,445)	(2,531)	(3,949)	(4,716)
Adjusted EBITDA	[2],[4]	41,761	99,302	77,915	199,521
Depreciation charge	[4]	(12,898)	(14,558)	(25,986)	(29,516)
Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Gross profit	[2],[5]	114,860	193,718	222,440	366,164
Other operating income	[5]	2,596	4,448	5,263	6,876
Vessel operating expenses	[5]	(32,651)	(33,003)	(65,558)	(65,846)
Technical management expenses	[5]	(3,401)	(3,623)	(5,871)	(6,323)
Charter hire expenses	[5]	(6,709)	(9,132)	(12,827)	(16,477)
Adjusted EBITDA	[2],[5]	74,695	152,408	143,447	284,394
Depreciation charge	[5]	(25,501)	(28,116)	(50,424)	(55,286)
Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Gross profit	[2],[6]	34,809	72,815	72,876	134,675
Other operating income	[6]	1,520	1,098	3,836	2,343
Vessel operating expenses	[6]	(14,944)	(16,199)	(30,086)	(31,467)
Technical management expenses	[6]	(1,337)	(1,372)	(2,638)	(2,634)
Charter hire expenses	[6]	0	0	0	0
Adjusted EBITDA	[2],[6]	20,048	56,342	43,988	102,917
Depreciation charge	[6]	(9,400)	(8,302)	(17,770)	(16,501)
Unallocated amounts [member]
Segment Reporting [Abstract]
Profit before income tax		(24,505)	(21,954)	(54,253)	(47,311)
Hafnia Vessels and TC Vessels [Member]
Segment Reporting [Abstract]
Revenue		346,564	563,098	686,907	1,084,890
Voyage expenses		(115,406)	(145,739)	(236,998)	(288,729)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		346,564	563,098	686,907	1,084,890
Voyage expenses		(115,406)	(145,739)	(236,998)	(288,729)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[3]	30,719	42,909	58,315	72,410
Voyage expenses	[3]	(9,896)	(10,216)	(19,196)	(14,207)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[4]	91,254	154,113	179,745	318,224
Voyage expenses	[4]	(30,589)	(35,980)	(64,271)	(81,105)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[5]	168,309	261,078	327,029	497,655
Voyage expenses	[5]	(53,448)	(67,360)	(104,589)	(131,491)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[6]	56,282	104,998	121,818	196,601
Voyage expenses	[6]	(21,473)	(32,183)	(48,942)	(61,926)
External Vessels in Disponent-Owner Pools [Member]
Segment Reporting [Abstract]
Revenue		207,591	268,064	415,158	531,165
Voyage expenses		(82,949)	(84,270)	(169,172)	(168,483)
Pool distributions		(124,642)	(183,794)	(245,986)	(362,682)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		207,591	268,064	415,158	531,165
Voyage expenses		(82,949)	(84,270)	(169,172)	(168,483)
Pool distributions		(124,642)	(183,794)	(245,986)	(362,682)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[3]	15,954	29,696	30,687	56,907
Voyage expenses	[3]	(5,511)	(9,768)	(12,093)	(22,103)
Pool distributions	[3]	(10,442)	(19,928)	(18,594)	(34,804)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[4]	59,117	92,117	109,247	185,079
Voyage expenses	[4]	(21,310)	(27,707)	(41,067)	(53,176)
Pool distributions	[4]	(37,807)	(64,410)	(68,180)	(131,903)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[5]	115,408	123,860	238,360	237,261
Voyage expenses	[5]	(50,790)	(39,785)	(102,473)	(76,403)
Pool distributions	[5]	(64,619)	(84,075)	(135,887)	(160,858)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[6]	17,112	22,391	36,864	51,918
Voyage expenses	[6]	(5,338)	(7,010)	(13,539)	(16,801)
Pool distributions	[6]	$ (11,774)	$ (15,381)	$ (23,325)	$ (35,117)

[1]	Including a one -off item amounting to USD 0.2 million in Q2 2025 and USD 1.3 million in H1 2025.
[2]	See Non-IFRS Measures in Note 15.
[3]	Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[4]	Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[5]	Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[6]	Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels